SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable, non-current assets	$ 1,184	$ 1,123
Less: allowance for doubtful accounts	(1,914)	(1,665)	$ (798)
Accounts receivable, current	12,395	13,154
Accounts receivable, net	13,579	14,277
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable, non-current assets		34
Accounts receivable, current assets	12,417	12,757
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable, non-current assets	1,184	1,089
Accounts receivable, current assets	$ 1,892	$ 2,062